Commitments, Significant Contracts and Contingencies (Details 2) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Sep. 01, 2019	Aug. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2021	$ 32,746	$ 43,950
2022	44,815	44,599
2023	44,815	44,815
2024	7,469	7,469
Thereafter	0	0
Total lease payments	129,845	140,832
Less: imputed interest	(13,181)	(15,401)
Balance September 1, 2019	116,664	125,431	$ 158,773
Less: current obligations under leases	(36,695)	(36,038)		$ 0
Total	$ 79,969	$ 89,393